Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statements of Operations [Abstract]
REVENUE	$ 1,005,439	$ 476,482	$ 2,648,108	$ 1,179,603
COST OF REVENUE	892,909	618,529	2,747,343	2,462,087
GROSS LOSS	112,530	(142,047)	(99,235)	(1,282,484)
OPERATING EXPENSES
Sales and Marketing	955,353	534,221	2,854,959	2,208,689
Research and Development	884,971	352,072	2,663,633	982,917
General and Administrative	1,074,038	1,018,190	3,998,086	3,566,044
TOTAL OPERATING EXPENSES	2,914,362	1,904,483	9,516,678	6,757,650
OPERATING LOSS	(2,801,832)	(2,046,530)	(9,615,913)	(8,040,134)
INTEREST EXPENSE	348,280	764,946	5,704,533	2,804,594
INDUCEMENT TO CONVERT DEBT AND WARRANTS		7,906	424,335	1,355,603
OTHER EXPENSE	14,375	52,501	(34,999)	54,213
NET LOSS	$ (3,164,487)	$ (2,871,883)	$ (15,709,782)	$ (13,965,019)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING Basic and fully diluted	18,754,072	6,117,842	11,337,482	3,897,081
Net loss per common share - basic and fully diluted	$ (0.17)	$ (0.47)	$ (1.39)	$ (3.58)